CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Treasury shares	Currency translation reserve	Cash flow hedging reserve	Actuarial gains or losses on defined benefit plans reserve	Shares based payments reserve	Other sundry reserve	Total other reserve	Retained earnings/(losses)	Parent’s ownership interest	Non- controlling interest	Total
Balance at Dec. 31, 2017	$ 3,146,265	$ (178)	$ (1,925,714)	$ 18,140	$ (10,926)	$ 39,481	$ 2,639,780	$ 760,761	$ (31,464)	$ 3,875,384	$ 90,457	$ 3,965,841
Increase (decrease) by application of new accounting standards									(9,548)	(9,548)		(9,548)
Initial balance	3,146,265	(178)	(1,925,714)	18,140	(10,926)	39,481	2,639,780	760,761	(41,012)	3,865,836	90,457	3,956,293
Total increase (decrease) in equity
Net income/(loss)									309,811	309,811	31,975	341,786
Other comprehensive income (loss)			(730,930)	(27,473)	(4,252)			(762,655)		(762,655)	(13,180)	(775,835)
Total comprehensive income			(730,930)	(27,473)	(4,252)			(762,655)	309,811	(452,844)	18,795	(434,049)
Transactions with shareholders
Dividends									(54,580)	(54,580)		(54,580)
Increase (decrease) through transfers and other changes, equity						(1,607)	(864)	(2,471)	4,752	2,281	(29,344)	(27,063)
Total transactions with shareholders						(1,607)	(864)	(2,471)	(49,828)	(52,299)	(29,344)	(81,643)
Balance at Dec. 31, 2018	3,146,265	(178)	(2,656,644)	(9,333)	(15,178)	37,874	2,638,916	(4,365)	218,971	3,360,693	79,908	3,440,601
Increase (decrease) by application of new accounting standards
Total increase (decrease) in equity
Net income/(loss)									190,430	190,430	5,183	195,613
Other comprehensive income (loss)			(233,643)	66,225	(7,762)			(175,180)		(175,180)	(8,584)	(183,764)
Total comprehensive income			(233,643)	66,225	(7,762)			(175,180)	190,430	15,250	(3,401)	11,849
Transactions with shareholders
Dividends									(57,129)	(57,129)		(57,129)
Increase (decrease) through transfers and other changes, equity						(1,585)	(186,447)	(188,032)		(188,032)	(78,112)	(266,144)
Total transactions with shareholders						(1,585)	(186,447)	(188,032)	(57,129)	(245,161)	(78,112)	(323,273)
Balance at Dec. 31, 2019	3,146,265	(178)	(2,890,287)	56,892	(22,940)	36,289	2,452,469	(367,577)	352,272	3,130,782	(1,605)	3,129,177
Increase (decrease) by application of new accounting standards
Total increase (decrease) in equity
Net income/(loss)									(4,545,887)	(4,545,887)	(9,648)	(4,555,535)
Other comprehensive income (loss)			(900,226)	(117,833)	(3,045)			(1,021,104)		(1,021,104)	4,655	(1,016,449)
Total comprehensive income			(900,226)	(117,833)	(3,045)			(1,021,104)	(4,545,887)	(5,566,991)	(4,993)	(5,571,984)
Transactions with shareholders
Dividends
Increase (decrease) through transfers and other changes, equity						946	(450)	496		496	(74)	422
Total transactions with shareholders						946	(450)	496		496	(74)	422
Balance at Dec. 31, 2020	$ 3,146,265	$ (178)	$ (3,790,513)	$ (60,941)	$ (25,985)	$ 37,235	$ 2,452,019	$ (1,388,185)	$ (4,193,615)	$ (2,435,713)	$ (6,672)	$ (2,442,385)